24. Shareholders' equity (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details 4
Net income (loss) for the year	R$ 619	R$ (482)
Legal reserve	(31)	0
Calculation basis of dividends	588	0
Mandatory minimum dividends – 25%	147	0
Payment of interim dividends as interest on own capital, net of withholding taxes	(69)	0
Dividends payable	R$ 78	R$ 0